1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

PHILIP T. HINKLE

philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

May 21, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Sound Point Meridian Capital, Inc. (File Nos. 333-272541 and 811-23881)

Ladies and Gentlemen:

Sound Point Meridian Capital, Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing the Registrant’s pre-effective amendment No. 4 to the Registrant’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended (the “Registration Statement”). This filing is being made for the purpose of providing updated financial information in the Registration Statement.

Please direct any questions concerning the filing to the undersigned at 202.261.3460 (or philip.hinkle@dechert.com).

Very truly yours,

/s/ Philip T. Hinkle